25. Commitments and Contingencies (Details - Minimum lease payments) $ in Thousands	Dec. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2018	$ 546
2019	477
2020	410
2021	419
2022	428
Thereafter	2,654
Total operating leases	$ 4,934